Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair Value (Liability)
Fair Value Asset	$ 9,000,000	$ 1,897,000,000
Cash flow hedges [member] | Sugar price contracts [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021	2019
Notional Amount	$ 98,000,000	$ 1,223,000,000
Fair Value (Liability)	0	(88,000,000)
Fair Value Asset	$ 15,000,000
Cash flow hedges [member] | Sugar price contracts [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 1,554,000,000
Fair Value (Liability)	(18,000,000)
Fair Value Asset	$ 71,000,000
Cash flow hedges [member] | Aluminum price contracts [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2019
Notional Amount	$ 394,000,000	$ 265,000,000
Fair Value (Liability)	(1,000,000)	(17,000,000)
Fair Value Asset	$ 5,000,000
Cash flow hedges [member] | PX MEG price [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2019
Notional Amount	$ 320,000,000	$ 1,303,000,000
Fair Value (Liability)	(28,000,000)	(131,000,000)
Fair Value Asset